Note 15 - Share Capital - Warrants (Details) - $ / shares		12 Months Ended
		Nov. 30, 2020	Nov. 30, 2019
Statement Line Items [Line Items]
Balance (in shares)		3,771,986	11,288,363
Balance, weighted average exercise price (in CAD per share)		$ 0.75	$ 1.35
Exercised (in shares)	[1]	(3,771,986)	(1,989,602)
Exercised, weighted average exercise price (in CAD per share)	[1]	$ 0.75	$ 0.75
Expired (in shares)			(5,526,775)
Expired, weighted average exercise price (in CAD per share)			$ 1.98
Balance (in shares)			3,771,986
Balance, weighted average exercise price (in CAD per share)			$ 0.75

[1]	During the years ended November 30, 2020 and 2019, all warrants exercised had an exercise price of $0.75.